Document and Entity Information	6 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Document Type	6-K/A
Entity Registrant Name	Bioceres Crop Solutions Corp.
Entity Central Index Key	0001769484
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Amendment Flag	false